Mining Interest Schedule (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of Detailed Information about Property, Plant and Equipment

	2020	2019
	$	$
Property, plant and equipment (depletable)
Fekola Mine, Mali
Cost	1,516,134	1,322,865
Accumulated depreciation and depletion	(416,559)	(258,580)
	1,099,575	1,064,285
Masbate Mine, Philippines
Cost, net of impairment	1,046,577	815,418
Accumulated depreciation and depletion	(361,438)	(295,616)
	685,139	519,802
Otjikoto Mine, Namibia
Cost	696,956	638,664
Accumulated depreciation and depletion	(371,138)	(323,152)
	325,818	315,512

Exploration and evaluation properties (pre-depletable)
Gramalote, Colombia, net of impairment	95,435	—
Kiaka, Burkina Faso	80,927	76,807
Anaconda Regional, Mali	28,991	25,450
Ondundu, Namibia	10,701	9,778
Mocoa Royalty, Colombia	10,230	10,230
Finland Properties, Finland	9,034	6,697
Bantako Nord, Mali	6,191	1,689
Uzbekistan Properties, Uzbekistan	4,131	2,164
Other	6,688	12,157
	252,328	144,972
Corporate & other
Office, furniture and equipment, net	24,160	2,160
	2,387,020	2,046,731
Investments in joint ventures and associates (accounted for using the equity method)
Gramalote, Colombia, net of impairment	—	77,265
Calibre, Nicaragua	76,235	53,471
	76,235	130,736
	2,463,255	2,177,467

	Cost					Accumulated depreciation				Net carrying value
	Balance at Dec. 31, 2019	Additions	Disposals / write-offs	Reclass / Impairment reversal	Balance at Dec. 31, 2020	Balance at Dec. 31, 2019	Depreciation	Disposals / write-offs	Balance at Dec. 31, 2020	As at Dec. 31, 2020	As at Dec. 31, 2019
	$	$	$	$	$	$	$	$	$	$	$

Property, plant and equipment (depletable)
Fekola	1,322,865	200,540	(7,271)	—	1,516,134	(258,580)	(164,898)	6,919	(416,559)	1,099,575	1,064,285
Masbate	815,418	57,479	(629)	174,309	1,046,577	(295,616)	(66,347)	525	(361,438)	685,139	519,802
Otjikoto	638,664	78,308	(20,016)	—	696,956	(323,152)	(67,304)	19,318	(371,138)	325,818	315,512
	2,776,947	336,327	(27,916)	174,309	3,259,667	(877,348)	(298,549)	26,762	(1,149,135)	2,110,532	1,899,599

Exploration & evaluation properties (pre-depletable)
Gramalote	—	8,689	—	86,746	95,435	—	—	—	—	95,435	—
Kiaka	76,807	4,120	—	—	80,927	—	—	—	—	80,927	76,807
Anaconda Regional	25,450	3,541	—	—	28,991	—	—	—	—	28,991	25,450
Ondundu	9,778	923	—	—	10,701	—	—	—	—	10,701	9,778
Mocoa Royalty	10,230	—	—	—	10,230	—	—	—	—	10,230	10,230
Finland	6,697	2,337	—	—	9,034	—	—	—	—	9,034	6,697
Bantako Nord	1,689	4,502	—	—	6,191	—	—	—	—	6,191	1,689
Uzbekistan	2,164	1,967	—	—	4,131	—	—	—	—	4,131	2,164
Other	12,157	5,884	(11,353)	—	6,688	—	—	—	—	6,688	12,157
	144,972	31,963	(11,353)	86,746	252,328	—	—	—	—	252,328	144,972

Corporate
Office, furniture & equipment	4,971	23,423	—	—	28,394	(2,811)	(1,423)	—	(4,234)	24,160	2,160

	2,926,890	391,713	(39,269)	261,055	3,540,389	(880,159)	(299,972)	26,762	(1,153,369)	2,387,020	2,046,731

Investments in joint ventures and associates (accounted for using the equity method)
Gramalote	77,265	13,124	—	(90,389)	—	—	—	—	—	—	77,265
Calibre	53,471	22,764	—		76,235	—	—	—	—	76,235	53,471
	130,736	35,888	—	(90,389)	76,235	—	—	—	—	76,235	130,736

	3,057,626	427,601	(39,269)	170,666	3,616,624	(880,159)	(299,972)	26,762	(1,153,369)	2,463,255	2,177,467

	Cost					Accumulated depreciation				Net carrying value
	Balance at Dec. 31, 2018	Additions	Disposals / write-offs / impairment	Reclass / Impairment reversal	Balance at Dec. 31, 2019	Balance at Dec. 31, 2018	Depreciation	Disposals / write-offs	Balance at Dec. 31, 2019	As at Dec. 31, 2019	As at Dec. 31, 2018
	$	$	$	$	$	$	$	$	$	$	$

Property, plant and equipment (depletable)
Fekola	1,168,491	156,894	(2,520)	—	1,322,865	(144,335)	(115,676)	1,431	(258,580)	1,064,285	1,024,156
Masbate	681,509	40,867	(7,435)	100,477	815,418	(248,021)	(51,859)	4,264	(295,616)	519,802	433,488
Otjikoto	575,127	64,266	(729)	—	638,664	(238,579)	(85,288)	715	(323,152)	315,512	336,548
Limon	217,263	35,099	(252,362)	—	—	(149,541)	(10,608)	160,149	—	—	67,722
Libertad	315,569	20,721	(336,290)	—	—	(295,715)	(5,712)	301,427	—	—	19,854
	2,957,959	317,847	(599,336)	100,477	2,776,947	(1,076,191)	(269,143)	467,986	(877,348)	1,899,599	1,881,768

Exploration & evaluation properties (pre-depletable)
Kiaka	73,173	3,634	—	—	76,807	—	—	—	—	76,807	73,173
Anaconda Regional	21,903	3,547	—	—	25,450	—	—	—	—	25,450	21,903
Toega	19,581	2,440	—	(22,021)	—	—	—	—	—	—	19,581
Mocoa	10,230	—	—	—	10,230	—	—	—	—	10,230	10,230
Ondundu	8,273	1,505	—	—	9,778	—	—	—	—	9,778	8,273
Finland	5,947	750	—	—	6,697	—	—	—	—	6,697	5,947
Bantako Nord	—	1,689	—	—	1,689	—	—	—	—	1,689	—
Uzbekistan	—	2,164	—	—	2,164	—	—	—	—	2,164	—
Other	13,542	6,393	(7,778)	—	12,157	—	—	—	—	12,157	13,542
	152,649	22,122	(7,778)	(22,021)	144,972	—	—	—	—	144,972	152,649

Corporate
Office, furniture & equipment	2,518	2,453	—	—	4,971	(1,838)	(973)	—	(2,811)	2,160	680

	3,113,126	342,422	(607,114)	78,456	2,926,890	(1,078,029)	(270,116)	467,986	(880,159)	2,046,731	2,035,097

Investments in joint ventures and associates (accounted for using the equity method)
Gramalote	72,078	5,187	—	—	77,265	—	—	—	—	77,265	72,078
Calibre	—	51,050	—	2,421	53,471	—	—	—	—	53,471	—
	72,078	56,237	—	2,421	130,736	—	—	—	—	130,736	72,078

	3,185,204	398,659	(607,114)	80,877	3,057,626	(1,078,029)	(270,116)	467,986	(880,159)	2,177,467	2,107,175